CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

Shares		Value
Common Stock — 96.3%
Consumer Discretionary — 10.4%
Consumer Durables & Apparel — 4.3%
25,526	G-III Apparel Group Ltd.[1]	$657,805
9,319	PVH Corp.	822,216

		1,480,021

Consumer Services — 3.0%
67,257	Houghton Mifflin Harcourt Co.[1]	358,480
12,165	ServiceMaster Global Holdings, Inc.[1]	680,023

		1,038,503

Retailing — 3.1%
7,859	Expedia Group, Inc.	1,056,328

Total Consumer Discretionary		3,574,852

Consumer Staples — 7.3%
Food, Beverage & Tobacco — 5.8%
86,678	Cott Corp.	1,080,875
8,455	Nestle S.A., ADR[2]	916,522

		1,997,397

Household & Personal Products — 1.5%
29,124	elf Beauty, Inc.[1]	509,961

Total Consumer Staples		2,507,358

Energy — 4.8%
Energy Equipment & Services — 1.0%
11,904	Apergy Corp.[1]	322,003

Oil, Gas & Consumable Fuels — 3.8%
52,172	Equitrans Midstream Corp.	759,103
32,923	Parsley Energy, Inc. — Class A	553,106

		1,312,209

Total Energy		1,634,212

Financials — 12.6%
Banks — 7.7%
25,054	Associated Banc-Corp.	507,344
38,586	BankUnited, Inc.	1,297,261
22,145	Hancock Whitney Corp.	848,043

		2,652,648

Insurance — 4.9%
6,766	American Financial Group, Inc.	729,713
16,956	American International Group, Inc.	944,449

		1,674,162

Total Financials		4,326,810

Health Care — 9.8%
Health Care Equipment & Services — 7.2%
6,737	Danaher Corp.	973,025
28,364	Envista Holdings Corp.[1]	790,788
2,726	Humana, Inc.	696,957

		2,460,770

Shares		Value
Health Care — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 2.6%
6,896	Johnson & Johnson	$892,204

Total Health Care		3,352,974

Industrials — 20.9%
Capital Goods — 11.2%
8,390	Albany International Corp. — Class A	756,442
4,644	Carlisle Cos, Inc.	675,888
7,743	Dover Corp.	770,893
5,461	United Technologies Corp.	745,536
6,310	Valmont Industries, Inc.	873,556

		3,822,315

Commercial & Professional Services — 9.7%
79,322	Clarivate Analytics PLC[1,3]	1,338,162
15,353	IHS Markit Ltd.[1]	1,026,809
15,690	TriNet Group, Inc.[1]	975,761

		3,340,732

Total Industrials		7,163,047

Information Technology — 12.7%
Semiconductors & Semiconductor Equipment — 5.2%
2,898	Broadcom, Inc.	800,051
9,340	Cree, Inc.[1,4]	457,660
5,615	Microchip Technology, Inc.	521,689

		1,779,400

Software & Services — 6.0%
8,399	Microsoft Corp.	1,167,713
13,320	PTC, Inc.[1]	908,158

		2,075,871

Technology Hardware & Equipment — 1.5%
5,582	TE Connectivity Ltd.	520,131

Total Information Technology		4,375,402

Materials — 2.6%
Chemicals — 2.6%
3,968	Air Products & Chemicals, Inc.	880,340

Real Estate — 8.1%
Office REIT’s — 5.9%
29,910	Cousins Properties, Inc.	1,124,317
20,796	Douglas Emmett, Inc.	890,693

		2,015,010

Specialized REIT’s — 2.2%
1,339	Equinix, Inc.	772,335

Total Real Estate		2,787,345

Utilities — 7.1%
Electric Utilities — 3.7%
5,515	NextEra Energy, Inc.	1,284,940

CRM Funds
1

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2019 (Unaudited)

Shares		Value
Utilities — (continued)
Gas Utilities — 3.4%
10,100	Atmos Energy Corp.	$1,150,290

Total Utilities		2,435,230

Total Common Stock (Cost $28,517,701)		33,037,570

Short-Term Investments — 4.0%
677,410	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 1.87%[5]	677,410
677,411	Federated Treasury Obligations Fund — Institutional Series, 1.83%[5]	677,411

Total Short-Term Investments (Cost $1,354,821)		1,354,821

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.3% (Cost $29,872,522)		34,392,391

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 1.3%
Repurchase Agreements — 1.3%
$ 461,106	With Citigroup Global Markets, Inc.: at 2.30%, dated 09/30/19, to be repurchased on 10/01/19, repurchase price $461,135 (collateralized by US Treasury Securities, par values ranging from $0 - $364,022, coupon rates ranging from 0.25% to 3.13%, 07/31/21 - 02/15/49; total market value $470,334)
Total Repurchase Agreements		$461,106

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $461,106)		461,106

Total Investments — 101.6% (Cost $30,333,628)		34,853,497	[6]
Liabilities in Excess of Other Assets — (1.6)%		(563,442)

Total Net Assets — 100.0%		$34,290,055

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Security partially or fully on loan.
[5]	Rate represents an annualized yield at date of measurement.
[6]

At September 30, 2019, the market value of securities on loan for the CRM All Cap Value Fund was $457,660. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities. For additional information about security lending disclosure, refer to the Fund’s most recent semi or annual report.

CRM Funds
2